UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2009 to May 31, 2009

Commission File Number of issuing entity: 333-134419

HSBC Credit Card Master Note Trust (USA) I

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-134419-01

HSBC Receivables Funding Inc. I

(Exact name of depositor as specified in its charter)

HSBC Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification Number of the Issuing Entities)

88-0471289

(I.R.S. Employer Identification Number of the Depositor)

c/o HSBC Finance Corporation Attn: Laurie S. Mattenson 26525 N. Riverwoods Blvd., Mettawa, Illinois (Address of Principal executive offices of the issuing entity)	60045 (Zip Code)

224-544-2000

(Telephone number, including area code)

No Change

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Series 2006-1, Class A Notes			X
Series 2006-1, Class B Notes			X
Series 2007-1, Class A Notes			X
Series 2007-2, Class A Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES _X__ NO ____

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1 is contained in Exhibit 99.1, Exhibit 99.2 and Exhibit 99.3 attached hereto.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2006-1 Monthly Servicing Statement for the Due Period ending May 31, 2009 and the related Distribution Date of June 15, 2009.
99.2	Series 2007-1 Monthly Servicing Statement for the Due Period ending May 31, 2009 and the related Distribution Date of June 15, 2009.
99.3	Series 2007-2 Monthly Servicing Statement for the Due Period ending May 31, 2009 and the related Distribution Date of June 15, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: June 15, 2009

HSBC FINANCE CORPORATION, as Servicer of and on behalf of HSBC CREDIT CARD MASTER NOTE TRUST (USA) I

By: /s/ Mick Forde
Name: Mick Forde
Title: Senior Vice President, General Counsel-Treasury
and Assistant Secretary

EXHIBIT INDEX
Exhibit No.	Description

99.1	Series 2006-1 Monthly Servicing Statement for the Due Period ending May 31, 2009 and the related Distribution Date of June 15, 2009.
99.2	Series 2007-1 Monthly Servicing Statement for the Due Period ending May 31, 2009 and the related Distribution Date of June 15, 2009.
99.3	Series 2007-2 Monthly Servicing Statement for the Due Period ending May 31, 2009 and the related Distribution Date of June 15, 2009.

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